Research and development expenses (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Research and development expenses
Labor	$ 4,921,736	$ 4,092,829	$ 8,763,334	$ 5,704,755
Materials	394,777	311,991	1,062,799	651,750
Share-based compensation expense	297,752	185,643	459,232	527,139
Research and development expenses	$ 5,614,265	$ 4,590,463	$ 10,285,365	$ 6,883,644